PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Office equipment	$116,447	$113,995
Leasehold improvement	126,386	126,386
Property and equipment	242,833	240,381
Less: Accumulated depreciation	(132,814)	(99,987)
Property and equipment, net	$110,019	$140,394

Depreciation expense, which was included in general and administrative expenses, for the nine months ended September 30, 2022 and 2021 was $32,829 and $14,017, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Office equipment	$113,995	$69,158
Leasehold improvement	126,386	54,146
Property and equipment	240,381	123,304
Less: Accumulated depreciation	(99,987)	(75,489)
Property and equipment, net	$140,394	$47,815

Depreciation expense, which was included in general and administrative expenses, for the years ended December 31, 2021 and 2020 was $24,500 and $22,590, respectively.